Financial Instruments (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of financial instruments, details:
Carrying amount of long-term debt	$ 24,088	$ 22,857
Fair value of long-term debt	27,119	27,383
Debt and Marketable Equity Securities.
Debt securities - noncurrent, Adjusted Cost	8	7
Debt securities - noncurrent, gross unrealized gains	2	1
Available-for-sale equity investments, Adjusted Cost	31	58
Available-for-sale equity investments, gross unrealized gains	4	27
Available-for-sale equity investments, gross unrealized losses	(1)	(2)
Debt securities - noncurrent	10	8
Available-for-sale equity investments	34	83
Sales of debt and available-for-sale equity investments
Proceeds	112	405	16
Gross realized gains (before taxes)	45	232	6
Gross realized losses (before taxes)	(1)	0	0
Unrealized holding gains/(losses) on available-for-sale debt and equity securities
Net unrealized gains/(losses) arising during the period	17	(7)
Net unrealized (gains)/losses reclassified to net income	(25)	(143)
Writedowns included in net income for the period	$ 2.0	$ 0.3
Maximum contractual maturities of substantially all available-for-sale debt securities	1 year